Stock-Based Compensation - Schedule of Restricted Stock Unit Programs Outstanding (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	367,726	181,732	184,084
Granted	320,131	208,458	20,940
Dividend equivalents	1,895	2,022	946
Redeemed	(84,322)	(24,486)	(24,238)
Number of options outstanding, Ending Balance	605,430	367,726	181,732
Liability Classified RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	29,806	34,242	12,272
Granted	15,364	4,150	26,000
Dividend equivalents	1,133	946	391
Redeemed	(26,204)	(9,532)	(4,421)
Number of options outstanding, Ending Balance	20,099	29,806	34,242
Liability Classified DSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	198,446	186,348	153,013
Granted	37,456	22,669	40,954
Dividend equivalents	5,145	4,696	1,758
Redeemed	(34,124)	(15,267)	(9,377)
Number of options outstanding, Ending Balance	206,923	198,446	186,348
Release of restricted stock units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding, Beginning Balance	595,978	402,322	349,369
Granted	372,951	235,277	87,894
Dividend equivalents	8,173	7,664	3,095
Redeemed	(144,650)	(49,285)	(38,036)
Number of options outstanding, Ending Balance	832,452	595,978	402,322